Summary of Significant Accounting Policies - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve – beginning of period	$ 18,582	$ 14,926	$ 10,602
Warranty costs incurred	(7,199)	(4,214)	(6,031)
Net changes in liability for pre-existing warranties, including expirations	(1,710)	(3,392)	(840)
Provision for warranty	13,601	11,262	11,195
Warranty reserve – end of period	$ 23,274	$ 18,582	$ 14,926
Minimum
Product Warranty Liability [Line Items]
Product warranty term	1 year
Maximum
Product Warranty Liability [Line Items]
Product warranty term	12 years